Financial Instruments and Fair Value Measurements - Summary of Activity for Liabilities with Level 3 Inputs (Details) - Contingent consideration - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Level 3 | Recurring Basis
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance	$ (11,539)	$ (8,754)
Additions from acquisitions	(53,962)	(10,954)
Payments	16,530	4,900
Balance	(48,971)	(11,539)
General and Administrative, Restructuring, Integration and Other
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gain included in earnings		(3,300)
General and Administrative, Restructuring, Integration and Other | Level 3 | Recurring Basis
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Gain included in earnings	$ 0	$ 3,269